Share-based payments reserve (Details 6) - shares	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Notes and other explanatory information [abstract]
Beginning balance	3,473,077	1,855,276
Restricted share units, granted	57,432	2,826,493
Restricted share units, forfeited		(267,412)
Restricted share units, exercised	(2,032,124)	(941,280)
Ending balance	1,498,385	3,473,077